Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Current		Non-current
Other non-financial assets	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Value-added tax fiscal credit and other taxes	77,391,041	41,702,626	119,922,021	209,515,973
Prepaid expenses	71,246,247	55,689,522	—	—
Water right credits	—	—	18,220,080	14,419,852
Spare-parts with a consumption schedule of more than 12 months	—	—	7,441,985	8,399,351
Guarantee deposits	—	—	1,773,050	3,953,515
Other	4,526,093	3,105,177	1,240,687	2,105,173
Total	153,163,381	100,497,325	148,597,823	238,393,864

Schedule of other non-financial liabilities

	Current		Non-current
Other non-financial liabilities	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Value-added tax fiscal credit and other taxes	31,913,026	19,661,207	—	—
Deferred revenue from energy sales (1)	17,031,808	13,531,953	36,463,050	52,287,807
Deferred revenue from transfer of networks	7,080,104	1,952,515	—	—
Deferred revenue from retail businesses	6,825,691	4,795,903	—	—
Deferred revenue from other services	278,261	1,474,276	18,896	—
Deferred revenue from connections	251,784	417,852	—	—
Deferred revenue from lighting services	124,969	481,053	—	—
Reimbursable financial contributions	167,700	120,124	771,590	932,176
Other	63,955	—	357,727	—
Total	63,737,298	42,434,883	37,611,263	53,219,983
(1)	Prepaid income related to energy sales contracts.